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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue,
         Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess          Greenwich, CT                02/14/07
-------------------------  ------------------------  ------------------------
         (Name)                 (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY


Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:          37 items

Form 13F Information Table Value Total:          $266,930
                                              (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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ITEM 1                        ITEM 2      ITEM 3     ITEM 4      ITEM 5             ITEM 6    ITEM 7   ITEM 8
------                    -------------- --------- ---------- ------------        ---------- -------- ----------
                                                     Total                                             Voting
                                                      FMV                         Investment  Other   Authority
Name of Issuer            Title of Class  Cusip    (X $1,000) Total Shares SH/PRN Discretion Managers   Sole
--------------            -------------- --------- ---------- ------------ ------ ---------- -------- ----------
AMERICAN FINL GROUP INC        COM        25932104   25,905       897,000     SH     SOLE      NONE      897,000
OHIO
AON CORP                       COM        37389103   16,972       355,888     SH     SOLE      NONE      355,888
ARCELORMITTAL SA           NY REGISTRY   03938L104    6,519        84,276     SH     SOLE      NONE       84,276
LUXEMBURG                      SH
BANK OF NEW YORK MELLON        COM        64058100    8,596       176,300     SH     SOLE      NONE      176,300
CORP
DOWNEY FINL CORP               COM       261018105    1,120        36,000     SH     SOLE      NONE       36,000
FIRSTFED FINL CORP             COM       337907109   10,721       299,293     SH     SOLE      NONE      299,293
FRANKLIN RES INC               COM       354613101    7,758        67,800     SH     SOLE      NONE       67,800
GLG PARTNERS INC               COM       37929X107    5,953       437,700     SH     SOLE      NONE      437,700
GLG PARTNERS INC              W EXP      37929X115    2,511       417,100     SH     SOLE      NONE      417,100
                            12/28/201
GREAT LAKES DREDGE &           COM       390607109    3,447       395,350     SH     SOLE      NONE      395,350
DOCK CO
HORSEHEAD HLDG CORP            COM       440694305    4,368       257,412     SH     SOLE      NONE      257,412
ICONIX BRAND GROUP INC         COM       451055107    3,953       201,058     SH     SOLE      NONE      201,058
INVESCO LTD                    SHS       G491BT108   17,770       566,300     SH     SOLE      NONE      566,300
INVESTOOLS INC                 COM       46145P103   21,168     1,193,258     SH     SOLE      NONE    1,193,258
LIBERTY GLOBAL INC          COM SER A    530555101    4,204       107,276     SH     SOLE      NONE      107,276
LIBERTY GLOBAL INC          COM SER C    530555309    6,531       178,488     SH     SOLE      NONE      178,488
MARSH & MCLENNAN COS INC       COM       571748102    4,368       165,000     SH     SOLE      NONE      165,000
MFA MTG INVTS INC              COM       55272X102   14,365     1,552,974     SH     SOLE      NONE    1,552,974
MGIC INVT CORP WIS             COM       552848103    1,413        63,000   CALL     SOLE      NONE       63,000
MGIC INVT CORP WIS             COM       552848103    7,866       350,700     SH     SOLE      NONE      350,700
NEW YORK CMNTY BANKCORP        COM       649445103   11,931       678,692     SH     SOLE      NONE      678,692
INC
NEWS CORP                     CL A       65248E104    3,485       170,100     SH     SOLE      NONE      170,100
NII HLDGS INC               CL B NEW     62913F201    1,970        40,771     SH     SOLE      NONE       40,771
NRG ENERGY INC               COM NEW     629377508    1,764        40,700     SH     SOLE      NONE       40,700
NVR INC                        COM       62944T105      440           839     SH     SOLE      NONE          839
NYMEX HOLDINGS INC             COM       62948N104       32           243     SH     SOLE      NONE          243
PEOPLES UNITED FINANCIAL       COM       712704105   15,863       891,187     SH     SOLE      NONE      891,187
INC
SEACOR HOLDINGS INC            COM       811904101    9,768       105,330     SH     SOLE      NONE      105,330
STATE STR CORP                 COM       857477103    8,713       107,300     SH     SOLE      NONE      107,300
TEEKAY CORPORATION             COM       Y8564W103    6,380       119,900     SH     SOLE      NONE      119,900
TEEKAY OFFSHORE PARTNERS   PARTNERSHIP   Y8565J101    3,354       133,340     SH     SOLE      NONE      133,340
L P                            UN
TEEKAY TANKERS LTD            CL A       Y8565N102    1,382        62,800     SH     SOLE      NONE       62,800
TIME WARNER CABLE INC         CL A       88732J108    4,297       155,700     SH     SOLE      NONE      155,700
TIME WARNER TELECOM INC       CL A       887319101    4,086       201,400     SH     SOLE      NONE      201,400
W R GRACE W R & CO DEL         COM       38388F108   12,425       474,600     SH     SOLE      NONE      474,600
NEW
WABCO HLDGS INC                COM       92927K102    4,430        88,432     SH     SOLE      NONE       88,432
WASHINGTON MUT INC             COM       939322103    1,102        81,000     SH     SOLE      NONE       81,000
                                                    266,930    11,154,507                             11,154,507
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